INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2014
INVESTMENTS IN AFFILIATES
INVESTMENTS IN AFFILIATES

10. INVESTMENTS IN AFFILIATES

           Investments in affiliates consist of the following:

	At December 31,
	2013		2014
	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
	$	(%)	$	(%)
Suzhou Gaochuangte New Energy Co., Ltd.	7,123,976	40	7,112,103	40
CSI SkyPower	3,813,133	50	3,532,851	50
GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	2,584,143	10	3,310,861	10
Foto Light LP ("Foto Light")	—		2,389,722	5
Discovery Light LP ("Discovery Light")	—		2,125,176	5
Others	20,549,236	21-50	20,352,071	21-50

Total	34,070,488		38,822,784

           On December 17, 2009, CSI Cells Co., Ltd. ("SZCC", or "CSI Cells") established a joint venture, Suzhou Gaochuangte New Energy Co., Ltd., ("Gaochuangte"), for total cash consideration of $2,929,020. SZCC holds a 40% voting interests and one of the three board members is designated by SZCC and, as such, SZCC is considered to have significant influence over the investee. On July 4, 2011, Gaochuangte increased its share capital, and SZCC paid $3,118,800 in proportion to its ownership percentage.

           On July 4, 2011, CSI Solar Power (China) Inc. ("SZSP") acquired a 10% interests in a joint venture, GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd, for cash consideration of $2,548,827. SZSP is able to exercise significant influence over the investee through its representative in the board.

           On May 23, 2012, CSI established a joint venture, CSI SkyPower, for cash consideration of $3,428,751. In August 2013, CSI SkyPower increased its share capital, and CSI paid $4,000,045 in proportion to its ownership percentage. CSI holds a 50% voting interests and two of four board members are designated by CSI and, as such, CSI is considered to have significant influence over the investee.

           On September 25, 2012, CSI Project Holdco, LLC ("USPH") acquired 21% equity interests in 9 separate utility-scale solar power projects from a third party by contribution of solar modules with an aggregate book value of $2,122,225. These equity interests were recorded at the carrying value of the modules contributed.

           On September 27, 2012, USPH acquired equity interests of 30.3% and 28.3% in 2 separate utility-scale solar power projects, respectively, from a third party, by contribution of solar modules with an aggregate book value of $2,204,008. These equity interests were recorded at the carrying value of the modules contributed.

           In September, 2012, USPH also acquired 21% equity interests in 12 separate utility-scale solar power projects and 30% equity interests in 3 separate utility-scale solar power projects from a third party by contribution of solar modules with an aggregate book value of $11,548,614. In the second quarter of 2013, 5 solar power projects increased their share capital, and USPH contributed solar modules with an aggregate book value of $5,791,202 in proportion to its ownership percentage. These equity interests were recorded at the carrying value of the modules contributed.

           In December, 2014, CSI sold its 95% equity interests in two projects, Discovery Light and Foto Light to a third party buyer. The Company still held 5% equity interests of these two projects.

           Equity in earnings (loss) of unconsolidated investees was $(1,969,306), $(3,064,006) and $487,346 for the years ended December 31, 2012, 2013 and 2014, respectively.